INCOME TAX EXPENSES (Narrative) (Details)		1 Months Ended	12 Months Ended
	Aug. 05, 2013	Jan. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change in tax rate	corporate tax rate beginning in 2014 and thereafter to 26.5% (instead of 25%)	corporate tax rate in 2016 and thereafter, from 26.5% to 25%
Changes in tax rates or tax laws enacted or announced [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rate			23.00%	24.00%